Investment Securities - Schedule of Specific Identification Method is used to Reclassify Gains and Losses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Investments [Abstract]
Gross realized gains on sales	$ 1,744	$ 0	$ 5,141
Gross realized losses on sales	(1,040)	(256,660)	(81,859)
Investment securities gains (losses), net	$ 704	$ (256,660)	$ (76,718)